Note 6 - Capital Stock (Details Narrative) - CAD	3 Months Ended		12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Nov. 30, 2016
Stockholders' Equity Note [Abstract]
Capital stock, Authorized	Unlimited	Unlimited	Unlimited
Capital stock, Issued	30,155,837		29,789,992
Capital stock, Outstanding	30,155,837		29,789,992
Common shares sold	221,358		193,043
Proceeds from sale of common stock	CAD 577,023	CAD 397,244
Financing cost for shares issued	CAD (16,565)	CAD (11,142)